Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

Note 6 - PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant and equipment:

	December 31,	December 31,
	2023	2022
Cultivation facilities	$2,734,357	$-
Vehicles	48,515	-
Office equipment and furniture	113,597	100,000
Total	2,896,469	100,000
Less: Accumulated depreciation	(81,703)	(24,490)
Total property, plant and equipment, net	$2,814,766	$75,510

Depreciation expense charged to operations was $56,757 and 24,490 for the years ended December 31, 2023 and 2022,